Balances and transactions with related parties: Compensation of key personnel (Details) - Key Management - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related parties:
Short term salaries and other benefits paid to key personnel	$ 171,595	$ 166,922	$ 122,271
Fees paid to the Board of Directors and Committees	10,261	8,671	8,144
Amounts payable, related party transactions	0	0	0
Aerostar
Related parties:
Short term salaries and other benefits paid to key personnel	70,026	77,419	15,706
Airplan
Related parties:
Short term salaries and other benefits paid to key personnel	$ 16,871	$ 64,795	$ 66,083